Taxation - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities
Deferred assets, net	€ 123,024	€ 112,539	€ 66,157
Net deferred Liabilities	(463,827)	(404,398)	(388,912)
Assets
Deferred tax assets and liabilities
Deferred assets, net	162,139	147,702	103,342
Net deferred Liabilities	100,595	109,135	84,504
Assets | Provisions
Deferred tax assets and liabilities
Deferred assets, net	6,228	7,936	4,564
Net deferred Liabilities	39,366	53,290	47,404
Assets | Inventories
Deferred tax assets and liabilities
Deferred assets, net	51,838	41,029	35,619
Net deferred Liabilities	2,408	5,644	5,063
Assets | Tax credit rights
Deferred tax assets and liabilities
Deferred assets, net	61,476	57,357	49,467
Assets | Tax loss carryforwards
Deferred tax assets and liabilities
Deferred assets, net	36,066	32,769	6,179
Net deferred Liabilities	24,734	20,833	15,384
Assets | Other
Deferred tax assets and liabilities
Deferred assets, net	6,531	8,611	7,513
Net deferred Liabilities	34,087	29,369	16,653
Liabilities
Deferred tax assets and liabilities
Deferred assets, net	(39,115)	(35,163)	(37,185)
Net deferred Liabilities	(564,422)	(513,534)	(473,416)
Liabilities | Goodwill
Deferred tax assets and liabilities
Deferred assets, net	(27,721)	(24,691)	(22,346)
Net deferred Liabilities	(194,964)	(150,644)	(105,963)
Liabilities | Fixed assets, amortisation and depreciation
Deferred tax assets and liabilities
Deferred assets, net	(2,821)	(3,922)	(7,780)
Net deferred Liabilities	(88,498)	(99,819)	(95,029)
Liabilities | Intangible assets
Deferred tax assets and liabilities
Deferred assets, net	(8,573)	(6,550)	(7,059)
Net deferred Liabilities	(214,993)	(220,752)	(201,921)
Liabilities | Debt cancellation costs
Deferred tax assets and liabilities
Net deferred Liabilities	€ (65,967)	€ (42,319)	€ (70,503)